OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 8:-	OTHER LONG-TERM LIABILITIES
	December 31,
	2012	2011

Long term payable	$-	$166
Long term tax liability (Note 14a)	91	222
Deferred tax liability, net	54	352

	$145	$740